Employee Benefits (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 28, 2013	Jul. 27, 2013
Target allocation and pension plan asset allocation
Contributions made to defined benefit pension plans	$ 3,413,000	$ 13,391,000
Estimated fair value of plan assets	122,104,000	119,555,000	97,586,000
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	203,263,000	226,725,000
Service cost	7,701,000	9,427,000	8,843,000
Interest cost	9,627,000	8,199,000	8,918,000
Actuarial losses (gains)	44,322,000	(30,968,000)
Benefits paid	(6,699,000)	(6,916,000)
Plan settlement	(638,000)
Agreement termination gain		(3,204,000)
Benefit obligation at end of year	257,576,000	203,263,000	226,725,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	119,555,000	97,586,000
Actual return on plan assets	6,473,000	15,494,000
Employer contributions	3,413,000	13,391,000
Benefits paid	(6,699,000)	(6,916,000)
Plan settlement	(638,000)
Fair value of plan assets at end of year	122,104,000	119,555,000	97,586,000
Expected future net benefit payments
2015	8,723,000
2016	10,751,000
2017	12,026,000
2018	13,667,000
2019	12,921,000
2020 - 2024	85,984,000
Agreement termination gain, net of tax		1,954,000
Agreement termination gain, before tax		3,204,000
Agreement termination gain unrecognized in other comprehensive income, before tax		2,148,000
Agreement termination gain unrecognized in other comprehensive income, net of tax		1,310,000
Settlement	156,000		1,796,000
Funded status	(135,472,000)	(83,708,000)
Components of net periodic benefit cost:
Service cost	7,701,000	9,427,000	8,843,000
Interest cost	9,627,000	8,199,000	8,918,000
Expected return on plan assets	(8,695,000)	(6,458,000)	(6,431,000)
Amortization and other	2,075,000	6,303,000	6,748,000
Agreement termination gain		(3,204,000)
Settlement	156,000		1,796,000
Curtailment			1,134,000
Net periodic benefit cost	10,864,000	14,267,000	21,008,000
Amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive loss (AOCL) before taxes
Total accumulated other comprehensive loss	85,604,000	38,571,000
Amounts in AOCL expected to be recognized as components of net periodic benefit cost in 2014
Amounts in AOCL expected to be recognized as components of net periodic benefit cost in 2014	5,494,000
Contribution expense for multi-employer pension fund, the United Food & Commercial Workers International Union-Industry Pension Fund, which covers certain union employees under a collective bargaining agreement	593,000	594,000	584,000
Maximum percentage of total contributions to multi-employer pension fund	5.00%	5.00%	5.00%
Defined benefit pension plan
Target allocation and pension plan asset allocation
Number of defined benefit plans	2
Requisite service period upon attaining age of 21 to be eligible for participation	1 year
Requisite age of employees to be eligible for participation	21 years
Contributions made to defined benefit pension plans				10,000,000
Estimated fair value of plan assets	122,104,000	119,555,000
Weighted-average assumptions
Long-term rate of increase in compensation levels (as a percent)	4.00%	4.00%	4.00%
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	119,555,000
Employer contributions				10,000,000
Fair value of plan assets at end of year	122,104,000	119,555,000
Expected future net benefit payments
Funded status	(47,725,000)	(8,820,000)
Accumulated benefit obligation	144,110,000	110,653,000
Defined benefit pension plan | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	117,241,000	114,177,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	117,241,000	114,177,000
Defined benefit pension plan | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	4,863,000	5,378,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	4,863,000	5,378,000
Defined benefit pension plan | Foreign equity securities
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	27,945,000	30,348,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	27,945,000	30,348,000
Defined benefit pension plan | Foreign equity securities | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	27,945,000	30,348,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	27,945,000	30,348,000
Defined benefit pension plan | Domestic equity securities
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	66,618,000	65,998,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	66,618,000	65,998,000
Defined benefit pension plan | Domestic equity securities | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	66,618,000	65,998,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	66,618,000	65,998,000
Defined benefit pension plan | Real estate mutual fund
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	8,977,000	8,866,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	8,977,000	8,866,000
Defined benefit pension plan | Real estate mutual fund | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	8,977,000	8,866,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	8,977,000	8,866,000
Defined benefit pension plan | Fixed income mutual funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	4,683,000	1,786,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	4,683,000	1,786,000
Defined benefit pension plan | Fixed income mutual funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	4,683,000	1,786,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	4,683,000	1,786,000
Defined benefit pension plan | Commodity mutual funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	3,831,000	2,756,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	3,831,000	2,756,000
Defined benefit pension plan | Commodity mutual funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	3,831,000	2,756,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	3,831,000	2,756,000
Defined benefit pension plan | International fixed income mutual funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	2,808,000	2,485,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	2,808,000	2,485,000
Defined benefit pension plan | International fixed income mutual funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	2,808,000	2,485,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	2,808,000	2,485,000
Defined benefit pension plan | Money market funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	2,205,000	1,938,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	2,205,000	1,938,000
Defined benefit pension plan | Money market funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	2,205,000	1,938,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	2,205,000	1,938,000
Defined benefit pension plan | Corporate bonds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		1,528,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year		1,528,000
Defined benefit pension plan | Corporate bonds | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		1,528,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year		1,528,000
Defined benefit pension plan | Other
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	5,037,000	3,850,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	5,037,000	3,850,000
Defined benefit pension plan | Other | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	174,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	174,000
Defined benefit pension plan | Other | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets	4,863,000	3,850,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at end of year	4,863,000	3,850,000
Defined benefit pension plan | Minimum
Weighted-average assumptions
Discount rate used to determine obligations (as a percent)	3.15%	3.55%	2.50%
Discount rate used to determine net periodic benefit cost (as a percent)	3.55%	2.50%	3.75%
Expected return on plan assets (as a percent)	7.00%	6.50%	6.50%
Defined benefit pension plan | Minimum | Foreign equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)					20.00%
Defined benefit pension plan | Minimum | Fixed income
Target allocation and pension plan asset allocation
Target Allocations (as a percent)					10.00%
Defined benefit pension plan | Minimum | Alternative investments
Target allocation and pension plan asset allocation
Target Allocations (as a percent)					10.00%
Defined benefit pension plan | Minimum | Domestic equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)					40.00%
Defined benefit pension plan | Maximum
Weighted-average assumptions
Discount rate used to determine obligations (as a percent)	4.40%	5.20%	4.15%
Discount rate used to determine net periodic benefit cost (as a percent)	5.20%	4.15%	4.70%
Expected return on plan assets (as a percent)	8.00%	7.25%	7.25%
Defined benefit pension plan | Maximum | Foreign equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)					25.00%
Defined benefit pension plan | Maximum | Fixed income
Target allocation and pension plan asset allocation
Target Allocations (as a percent)					25.00%
Defined benefit pension plan | Maximum | Alternative investments
Target allocation and pension plan asset allocation
Target Allocations (as a percent)					15.00%
Defined benefit pension plan | Maximum | Domestic equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)					50.00%
Supplemental executive plans and retirement agreements
Expected future net benefit payments
Accumulated benefit obligation	$ 72,816,000	$ 61,462,000